Capital Stock and Changes in Capital Accounts, Series B Preferred Stock (Details)	6 Months Ended
	Jun. 30, 2025 Vote $ / shares shares	Dec. 31, 2024 $ / shares shares
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares) | shares	536,342	533,136
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares) | shares	500,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Number of votes per share | Vote	2,000
Maximum percentage of preferred stock voting rights	34.00%
Maximum percentage of voting rights related to preferred stock holders and affiliates	49.00%